Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	8,564	$ 840,385
Curtiss-Wright Corp.	6,547	584,516
HEICO Corp.	6,668	664,466
Hexcel Corp.	12,890	582,886
Mercury Systems, Inc.(1)	6,654	523,404
Teledyne Technologies, Inc.(1)	5,720	1,778,634
		$ 4,974,291
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	16,782	$1,326,785
Expeditors International of Washington, Inc.	19,232	1,462,401
FedEx Corp.	28,777	4,035,111
United Parcel Service, Inc., Class B	84,167	9,357,687
		$16,181,984
Airlines — 0.2%
Alaska Air Group, Inc.	13,638	$494,514
American Airlines Group, Inc.(2)	47,938	626,550
Delta Air Lines, Inc.	64,408	1,806,645
JetBlue Airways Corp.(1)	34,796	379,276
Southwest Airlines Co.	60,096	2,054,081
		$5,361,066
Auto Components — 0.2%
Aptiv PLC	30,267	$2,358,405
Autoliv, Inc.	10,909	703,739
BorgWarner, Inc.	23,875	842,787
Gentex Corp.	28,406	732,023
Lear Corp.	6,901	752,347
		$5,389,301
Automobiles — 0.9%
Ford Motor Co.	445,701	$2,709,862
Harley-Davidson, Inc.	17,804	423,201
Tesla, Inc.(1)	17,467	18,861,041
Thor Industries, Inc.	6,696	713,325
		$22,707,429
Banks — 4.1%
Bank of America Corp.	928,413	$22,049,809
Bank OZK	12,949	303,913
BOK Financial Corp.	2,833	159,894
Citigroup, Inc.	248,739	12,710,563
Citizens Financial Group, Inc.	51,382	1,296,882
Security	Shares	Value
Banks (continued)
Comerica, Inc.	15,563	$ 592,950
Commerce Bancshares, Inc.	12,353	734,633
Community Bank System, Inc.	6,817	388,705
Cullen/Frost Bankers, Inc.	6,637	495,850
East West Bancorp, Inc.	19,690	713,566
Fifth Third Bancorp	86,935	1,676,107
First Citizens Bancshares, Inc., Class A	592	239,772
First Financial Bankshares, Inc.	16,059	463,944
First Horizon National Corp.	45,724	455,411
First Republic Bank	20,850	2,209,891
Glacier Bancorp, Inc.	10,837	382,438
Huntington Bancshares, Inc.	126,353	1,141,599
JPMorgan Chase & Co.	312,163	29,362,052
KeyCorp	112,038	1,364,623
M&T Bank Corp.	14,767	1,535,325
People's United Financial, Inc.	46,049	532,787
Pinnacle Financial Partners, Inc.	9,033	379,296
PNC Financial Services Group, Inc. (The)	50,374	5,299,849
Popular, Inc.	8,844	328,731
Prosperity Bancshares, Inc.	12,231	726,277
Regions Financial Corp.	122,502	1,362,222
Signature Bank	6,217	664,722
SVB Financial Group(1)	5,873	1,265,808
Synovus Financial Corp.	16,695	342,748
TCF Financial Corp.	17,994	529,383
Truist Financial Corp.	164,392	6,172,920
U.S. Bancorp	179,396	6,605,361
United Bankshares, Inc.	13,383	370,174
Valley National Bancorp	46,832	366,226
Western Alliance Bancorp	10,724	406,118
Zions Bancorp NA	19,371	658,614
		$104,289,163
Beverages — 1.6%
Coca-Cola Co. (The)	423,233	$18,910,050
Keurig Dr Pepper, Inc.	48,730	1,383,932
PepsiCo, Inc.	152,314	20,145,050
		$40,439,032
Biotechnology — 4.2%
AbbVie, Inc.	198,018	$19,441,407
ACADIA Pharmaceuticals, Inc.(1)	16,716	810,225
Acceleron Pharma, Inc.(1)	5,975	569,238
Agios Pharmaceuticals, Inc.(1)	7,866	420,674
Alexion Pharmaceuticals, Inc.(1)	28,289	3,175,157
Allakos, Inc.(1)(2)	3,214	230,958

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Allogene Therapeutics, Inc.(1)(2)	6,714	$ 287,493
Alnylam Pharmaceuticals, Inc.(1)(2)	14,929	2,211,134
Amgen, Inc.	69,748	16,450,763
Amicus Therapeutics, Inc.(1)	29,607	446,474
Arena Pharmaceuticals, Inc.(1)	6,445	405,713
Arrowhead Pharmaceuticals, Inc(1)	11,948	516,034
Biogen, Inc.(1)	20,970	5,610,523
Biohaven Pharmaceutical Holding Co., Ltd.(1)	5,459	399,107
BioMarin Pharmaceutical, Inc.(1)	22,499	2,775,027
Bluebird Bio, Inc.(1)	10,675	651,602
Blueprint Medicines Corp.(1)	6,519	508,482
Bridgebio Pharma, Inc.(1)(2)	9,400	306,534
ChemoCentryx, Inc.(1)	5,658	325,561
Deciphera Pharmaceuticals, Inc.(1)	3,143	187,700
Denali Therapeutics, Inc.(1)	9,287	224,560
Emergent BioSolutions, Inc.(1)	5,720	452,338
Exact Sciences Corp.(1)	19,851	1,725,846
Exelixis, Inc.(1)	39,788	944,567
FibroGen, Inc.(1)	12,639	512,259
Gilead Sciences, Inc.	162,352	12,491,363
Global Blood Therapeutics, Inc.(1)	7,030	443,804
Halozyme Therapeutics, Inc.(1)	16,349	438,317
Immunomedics, Inc.(1)(2)	26,016	922,007
Incyte Corp.(1)	22,391	2,327,992
Ionis Pharmaceuticals, Inc.(1)	19,122	1,127,433
Iovance Biotherapeutics, Inc.(1)	14,954	410,487
Mirati Therapeutics, Inc.(1)	4,701	536,713
Moderna, Inc.(1)(2)	36,219	2,325,622
Momenta Pharmaceuticals, Inc.(1)	15,015	499,549
Natera, Inc.(1)	9,134	455,421
Neurocrine Biosciences, Inc.(1)	11,723	1,430,206
PTC Therapeutics, Inc.(1)	7,817	396,635
Regeneron Pharmaceuticals, Inc.(1)	13,643	8,508,457
Sarepta Therapeutics, Inc.(1)	9,137	1,465,027
Seattle Genetics, Inc.(1)	15,639	2,657,379
Ultragenyx Pharmaceutical, Inc.(1)	6,228	487,154
United Therapeutics Corp.(1)	5,771	698,291
Vertex Pharmaceuticals, Inc.(1)	33,330	9,676,032
Vir Biotechnology, Inc.(1)	5,071	207,759
		$107,095,024
Building Products — 0.6%
AAON, Inc.	6,418	$348,433
Advanced Drainage Systems, Inc.	8,462	418,023
Allegion PLC	13,888	1,419,631
Armstrong World Industries, Inc.	4,063	316,751
Carrier Global Corp.	84,371	1,874,724
Security	Shares	Value
Building Products (continued)
Fortune Brands Home & Security, Inc.	13,324	$ 851,803
Johnson Controls International PLC	117,440	4,009,402
Masco Corp.	24,173	1,213,726
Owens Corning	26,943	1,502,342
Trane Technologies PLC	37,746	3,358,639
Trex Co., Inc.(1)	5,515	717,336
UFP Industries, Inc.	5,762	285,277
		$ 16,316,087
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	5,309	$395,839
Ameriprise Financial, Inc.	14,492	2,174,380
Ares Management Corp., Class A	14,107	560,048
Bank of New York Mellon Corp. (The)	108,637	4,198,820
BlackRock, Inc.	18,332	9,974,258
Blackstone Group, Inc. (The), Class A	80,144	4,540,959
Cboe Global Markets, Inc.	12,928	1,205,924
Charles Schwab Corp. (The)	142,361	4,803,260
CME Group, Inc.	42,645	6,931,518
Cohen & Steers, Inc.	2,842	193,398
E*Trade Financial Corp.	28,162	1,400,496
FactSet Research Systems, Inc.	4,360	1,432,129
Franklin Resources, Inc.	33,300	698,301
Goldman Sachs Group, Inc. (The)	40,713	8,045,703
Hamilton Lane, Inc., Class A	2,912	196,181
Houlihan Lokey, Inc.	5,313	295,615
Interactive Brokers Group, Inc., Class A	8,582	358,470
Intercontinental Exchange, Inc.	66,150	6,059,340
Invesco, Ltd.	40,979	440,934
KKR & Co., Inc.	68,356	2,110,833
Lazard, Ltd., Class A	13,096	374,939
Legg Mason, Inc.	10,994	546,952
LPL Financial Holdings, Inc.	10,767	844,133
MarketAxess Holdings, Inc.	4,607	2,307,738
Moody's Corp.	17,937	4,927,832
Morgan Stanley	145,949	7,049,337
Morningstar, Inc.	2,333	328,883
MSCI, Inc.	8,933	2,982,014
Nasdaq, Inc.	14,211	1,697,788
Northern Trust Corp.	25,243	2,002,780
Owl Rock Capital Corp.	44,615	550,103
Raymond James Financial, Inc.	16,236	1,117,524
S&P Global, Inc.	26,786	8,825,451
SEI Investments Co.	14,768	811,945
State Street Corp.	42,464	2,698,587
Stifel Financial Corp.	6,656	315,694
T. Rowe Price Group, Inc.	27,739	3,425,767

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
TD Ameritrade Holding Corp.	34,443	$ 1,253,036
Virtu Financial, Inc., Class A	8,078	190,641
		$ 98,267,550
Chemicals — 1.6%
Air Products & Chemicals, Inc.	34,533	$ 8,338,338
Ashland Global Holdings, Inc.	9,807	677,664
Axalta Coating Systems, Ltd.(1)	34,588	779,959
Celanese Corp.	17,799	1,536,766
Eastman Chemical Co.	20,442	1,423,581
Ecolab, Inc.	39,875	7,933,131
FMC Corp.	19,675	1,960,023
International Flavors & Fragrances, Inc.	16,363	2,003,813
LyondellBasell Industries NV, Class A	40,440	2,657,717
Mosaic Co. (The)	56,316	704,513
PPG Industries, Inc.	37,319	3,958,053
Quaker Chemical Corp.(2)	2,087	387,452
Sherwin-Williams Co. (The)	12,861	7,431,729
WR Grace & Co.	8,648	439,405
		$40,232,144
Commercial Services & Supplies — 0.7%
ADT, Inc.	16,799	$134,056
Cintas Corp.	8,533	2,272,850
Copart, Inc.(1)	20,566	1,712,531
IAA, Inc.(1)	11,464	442,167
MSA Safety, Inc.	5,497	629,077
Republic Services, Inc.	43,858	3,598,549
Tetra Tech, Inc.	11,312	895,005
UniFirst Corp.	1,093	195,592
Waste Management, Inc.	72,401	7,667,990
		$17,547,817
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	5,548	$1,165,247
Ciena Corp.(1)	16,442	890,499
Cisco Systems, Inc.	449,858	20,981,377
F5 Networks, Inc.(1)	6,025	840,367
Juniper Networks, Inc.	34,949	798,934
Lumentum Holdings, Inc.(1)	6,598	537,275
Motorola Solutions, Inc.	18,295	2,563,678
		$27,777,377
Construction & Engineering — 0.2%
AECOM(1)	33,272	$1,250,362
EMCOR Group, Inc.	13,245	876,024
Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(1)	10,852	$ 486,929
Quanta Services, Inc.	30,376	1,191,651
		$ 3,804,966
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	16,672	$ 3,443,935
Vulcan Materials Co.	35,648	4,129,821
		$ 7,573,756
Consumer Finance — 0.7%
Ally Financial, Inc.	49,711	$985,769
American Express Co.	78,997	7,520,514
Capital One Financial Corp.	54,620	3,418,666
Credit Acceptance Corp.(1)	1,437	602,117
Discover Financial Services	35,884	1,797,430
FirstCash, Inc.	4,396	296,642
LendingTree, Inc.(1)(2)	742	214,831
OneMain Holdings, Inc.	8,601	211,069
SLM Corp.	48,615	341,764
Synchrony Financial	70,083	1,553,039
		$16,941,841
Containers & Packaging — 0.5%
AptarGroup, Inc.	10,511	$1,177,022
Avery Dennison Corp.	12,536	1,430,232
Ball Corp.	51,312	3,565,671
Berry Global Group, Inc.(1)	22,530	998,530
Crown Holdings, Inc.(1)	20,932	1,363,301
Packaging Corp. of America	14,782	1,475,244
Silgan Holdings, Inc.	11,724	379,740
Sonoco Products Co.	17,050	891,544
WestRock Co.	42,077	1,189,096
		$12,470,380
Distributors — 0.1%
Genuine Parts Co.	14,308	$1,244,224
LKQ Corp.(1)	28,044	734,753
Pool Corp.	3,768	1,024,406
		$3,003,383
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	8,169	$957,407
Chegg, Inc.(1)	12,370	832,006
frontdoor, Inc.(1)	7,418	328,840
Grand Canyon Education, Inc.(1)	4,376	396,159
H&R Block, Inc.	16,968	242,303

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International	18,074	$ 702,898
ServiceMaster Global Holdings, Inc.(1)	15,248	544,201
Strategic Education, Inc.	2,310	354,932
		$ 4,358,746
Diversified Financial Services — 0.1%
Cannae Holdings, Inc.(1)	8,871	$ 364,598
Equitable Holdings, Inc.	50,991	983,616
Jefferies Financial Group, Inc.	31,163	484,585
Voya Financial, Inc.	13,667	637,566
		$2,470,365
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	750,288	$22,681,206
CenturyLink, Inc.	110,912	1,112,447
Cogent Communications Holdings, Inc.	4,435	343,092
GCI Liberty, Inc., Class A(1)	9,494	675,213
Iridium Communications, Inc.(1)	8,118	206,522
Verizon Communications, Inc.	436,057	24,039,823
		$49,058,303
Electric Utilities — 1.2%
Alliant Energy Corp.	51,007	$2,440,175
Avangrid, Inc.	12,302	516,438
Eversource Energy	70,336	5,856,879
Hawaiian Electric Industries, Inc.	22,356	806,157
NextEra Energy, Inc.	58,336	14,010,557
Portland General Electric Co.	18,704	782,014
Xcel Energy, Inc.	106,570	6,660,625
		$31,072,845
Electrical Equipment — 0.9%
Acuity Brands, Inc.	6,339	$606,896
AMETEK, Inc.	36,147	3,230,457
Eaton Corp. PLC	63,195	5,528,299
Emerson Electric Co.	94,011	5,831,502
Generac Holdings, Inc.(1)	10,022	1,221,982
Hubbell, Inc.	8,002	1,003,131
nVent Electric PLC	26,394	494,360
Regal Beloit Corp.	6,137	535,883
Rockwell Automation, Inc.	18,220	3,880,860
Sensata Technologies Holding PLC(1)	24,614	916,379
Vertiv Holdings Co.(1)(2)	26,740	362,594
		$23,612,343
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	46,610	$ 4,465,704
Arrow Electronics, Inc.(1)	6,901	474,030
Avnet, Inc.	7,362	205,289
CDW Corp.	15,883	1,845,287
Corning, Inc.	77,303	2,002,148
Dolby Laboratories, Inc., Class A	6,538	430,658
IPG Photonics Corp.(1)	3,804	610,124
Jabil, Inc.	15,935	511,195
Keysight Technologies, Inc.(1)	28,691	2,891,479
National Instruments Corp.	12,111	468,817
Novanta, Inc.(1)	4,758	508,012
SYNNEX Corp.	3,656	437,879
Tech Data Corp.(1)	3,339	484,155
Trimble, Inc.(1)	37,807	1,632,884
Zebra Technologies Corp., Class A(1)	5,969	1,527,765
		$18,495,426
Energy Equipment & Services — 0.1%
Baker Hughes Co.	176,459	$2,715,704
		$2,715,704
Entertainment — 2.3%
Activision Blizzard, Inc.	81,292	$6,170,063
Electronic Arts, Inc.(1)	30,984	4,091,437
Liberty Formula One Group, Series C(1)	21,616	685,443
Live Nation Entertainment, Inc.(1)	16,583	735,124
Madison Square Garden Sports Corp., Class A(1)	1,503	220,776
Netflix, Inc.(1)	45,589	20,744,819
Roku, Inc.(1)(2)	10,353	1,206,435
Take-Two Interactive Software, Inc.(1)	11,325	1,580,630
Walt Disney Co. (The)	193,064	21,528,567
World Wrestling Entertainment, Inc., Class A	4,389	190,702
Zynga, Inc., Class A(1)	93,684	893,745
		$58,047,741
Food & Staples Retailing — 1.6%
BJ's Wholesale Club Holdings, Inc.(1)	8,859	$330,175
Casey's General Stores, Inc.	5,086	760,459
Costco Wholesale Corp.	43,598	13,219,350
Grocery Outlet Holding Corp.(1)	9,769	398,575
Kroger Co. (The)	110,404	3,737,175
Performance Food Group Co.(1)	20,960	610,774
Sprouts Farmers Market, Inc.(1)	16,818	430,373
Sysco Corp.	75,159	4,108,191
US Foods Holding Corp.(1)	29,592	583,554

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
Walmart, Inc.	135,542	$ 16,235,221
		$ 40,413,847
Food Products — 1.7%
BellRing Brands, Inc., Class A(1)	5,154	$ 102,771
Beyond Meat, Inc.(1)	6,822	914,012
Bunge, Ltd.	19,435	799,362
Campbell Soup Co.	22,721	1,127,643
Conagra Brands, Inc.	70,957	2,495,558
Darling Ingredients, Inc.(1)	20,943	515,617
Flowers Foods, Inc.	25,976	580,823
Freshpet, Inc.(1)	4,924	411,942
General Mills, Inc.	89,211	5,499,858
Hain Celestial Group, Inc. (The)(1)	11,948	376,481
Hershey Co. (The)	21,714	2,814,569
Hormel Foods Corp.(2)	41,521	2,004,219
Ingredion, Inc.	9,167	760,861
JM Smucker Co. (The)	17,016	1,800,463
Kellogg Co.	35,893	2,371,092
Kraft Heinz Co. (The)	92,263	2,942,267
Lamb Weston Holdings, Inc.	19,964	1,276,298
Lancaster Colony Corp.	2,161	334,933
McCormick & Co., Inc.	18,942	3,398,384
Mondelez International, Inc., Class A	198,818	10,165,564
Post Holdings, Inc.(1)	8,789	770,092
TreeHouse Foods, Inc.(1)	9,824	430,291
		$41,893,100
Gas Utilities — 0.2%
New Jersey Resources Corp.	23,287	$760,320
ONE Gas, Inc.	10,327	795,695
Southwest Gas Holdings, Inc.	13,014	898,617
Spire, Inc.	10,941	718,933
UGI Corp.	43,242	1,375,096
		$4,548,661
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	196,663	$17,980,898
ABIOMED, Inc.(1)	5,678	1,371,578
Align Technology, Inc.(1)	9,040	2,480,938
Baxter International, Inc.	65,365	5,627,927
Becton, Dickinson and Co.	38,041	9,102,070
Boston Scientific Corp.(1)	181,118	6,359,053
Cooper Cos., Inc. (The)	7,010	1,988,316
Danaher Corp.	79,092	13,985,838
DENTSPLY SIRONA, Inc.	28,492	1,255,358
Security	Shares	Value
Health Care Equipment & Supplies (continued)
DexCom, Inc.(1)	11,527	$ 4,673,046
Edwards Lifesciences Corp.(1)	78,177	5,402,812
Envista Holdings Corp.(1)	20,385	429,920
Globus Medical, Inc., Class A(1)	11,694	557,921
Haemonetics Corp.(1)	6,660	596,470
Hill-Rom Holdings, Inc.	8,666	951,353
Hologic, Inc.(1)	34,064	1,941,648
ICU Medical, Inc.(1)	2,496	460,038
IDEXX Laboratories, Inc.(1)	10,581	3,493,423
Insulet Corp.(1)	8,467	1,644,799
Integra LifeSciences Holdings Corp.(1)	9,182	431,462
Intuitive Surgical, Inc.(1)	14,879	8,478,501
iRhythm Technologies, Inc.(1)	3,446	399,357
Masimo Corp.(1)	6,809	1,552,384
Neogen Corp.(1)	6,900	535,440
Nevro Corp.(1)	4,188	500,340
Novocure, Ltd.(1)	11,634	689,896
NuVasive, Inc.(1)	5,646	314,256
Penumbra, Inc.(1)	4,764	851,898
Quidel Corp.(1)	4,768	1,066,792
ResMed, Inc.	18,084	3,472,128
STERIS PLC	10,438	1,601,607
Tandem Diabetes Care, Inc.(1)	8,579	848,635
Teleflex, Inc.	5,774	2,101,621
Varian Medical Systems, Inc.(1)	12,235	1,499,032
West Pharmaceutical Services, Inc.	9,918	2,253,072
		$106,899,827
Health Care Providers & Services — 1.8%
Amedisys, Inc.(1)	3,963	$786,814
Anthem, Inc.	32,291	8,491,887
Centene Corp.(1)	71,834	4,565,051
Chemed Corp.	2,008	905,749
CVS Health Corp.	167,860	10,905,864
DaVita, Inc.(1)	12,430	983,710
Encompass Health Corp.	12,962	802,737
Guardant Health, Inc.(1)	4,401	357,053
HCA Healthcare, Inc.	33,181	3,220,548
HealthEquity, Inc.(1)	7,056	413,976
Henry Schein, Inc.(1)	17,653	1,030,759
Humana, Inc.	16,974	6,581,668
Laboratory Corp. of America Holdings(1)	12,058	2,002,954
LHC Group, Inc.(1)	4,578	798,037
Molina Healthcare, Inc.(1)	7,980	1,420,280
Premier, Inc., Class A(1)	10,424	357,335

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	16,526	$ 1,883,303
		$ 45,507,725
Health Care Technology — 0.3%
Cerner Corp.	32,502	$ 2,228,012
HMS Holdings Corp.(1)	9,502	307,770
Inovalon Holdings, Inc., Class A(1)	9,911	190,886
Livongo Health, Inc.(1)	2,050	154,140
Omnicell, Inc.(1)	3,491	246,534
Teladoc Health, Inc.(1)	9,129	1,742,178
Veeva Systems, Inc., Class A(1)	13,871	3,251,640
		$8,121,160
Hotels, Restaurants & Leisure — 1.4%
Aramark	39,001	$880,253
Chipotle Mexican Grill, Inc.(1)	3,974	4,182,079
Choice Hotels International, Inc.	3,028	238,909
Darden Restaurants, Inc.	18,726	1,418,869
Domino's Pizza, Inc.	5,463	2,018,251
Dunkin' Brands Group, Inc.	11,363	741,208
Hilton Worldwide Holdings, Inc.	29,611	2,174,928
Hyatt Hotels Corp., Class A	3,935	197,891
Marriott International, Inc., Class A	29,526	2,531,264
Marriott Vacations Worldwide Corp.	4,891	402,089
Planet Fitness, Inc., Class A(1)	7,853	475,656
Royal Caribbean Cruises, Ltd.	21,628	1,087,888
Starbucks Corp.	151,917	11,179,572
Texas Roadhouse, Inc.	9,287	488,218
Vail Resorts, Inc.	4,753	865,759
Wendy's Co. (The)	24,153	526,052
Wingstop, Inc.	4,247	590,206
Wyndham Destinations, Inc.	9,867	278,052
Wyndham Hotels & Resorts, Inc.	11,818	503,683
Yum! Brands, Inc.	42,624	3,704,452
		$34,485,279
Household Durables — 0.3%
Helen of Troy, Ltd.(1)	2,654	$500,438
KB Home	18,521	568,224
Leggett & Platt, Inc.	10,819	380,288
Mohawk Industries, Inc.(1)	4,997	508,495
Newell Brands, Inc.	43,520	691,098
NVR, Inc.(1)	714	2,326,747
Tempur Sealy International, Inc.(1)	4,461	320,969
TopBuild Corp.(1)	6,941	789,678
Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.	5,757	$ 745,704
		$ 6,831,641
Household Products — 1.8%
Church & Dwight Co., Inc.	24,675	$ 1,907,377
Clorox Co. (The)	12,291	2,696,277
Colgate-Palmolive Co.	83,921	6,148,052
Energizer Holdings, Inc.	4,550	216,080
Kimberly-Clark Corp.	33,240	4,698,474
Procter & Gamble Co. (The)	243,246	29,084,924
		$44,751,184
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	147,526	$2,137,652
Clearway Energy, Inc., Class C	22,211	512,186
Ormat Technologies, Inc.	9,336	592,742
TerraForm Power, Inc., Class A	21,860	403,098
		$3,645,678
Industrial Conglomerates — 0.8%
3M Co.	76,483	$11,930,583
Carlisle Cos., Inc.	15,074	1,803,906
Roper Technologies, Inc.	16,270	6,316,990
		$20,051,479
Insurance — 2.1%
Aflac, Inc.	80,482	$2,899,766
Alleghany Corp.	1,855	907,355
Allstate Corp. (The)	38,209	3,705,891
American Financial Group, Inc.	8,829	560,288
American International Group, Inc.	107,448	3,350,229
Arch Capital Group, Ltd.(1)	50,663	1,451,495
Assurant, Inc.	6,385	659,507
Axis Capital Holdings, Ltd.	9,563	387,875
Brighthouse Financial, Inc.(1)	11,523	320,570
Brown & Brown, Inc.	24,244	988,185
eHealth, Inc.(1)	2,655	260,827
Enstar Group, Ltd.(1)	2,089	319,136
Erie Indemnity Co., Class A	2,223	426,594
Everest Re Group, Ltd.	4,636	955,943
First American Financial Corp.	13,081	628,150
Globe Life, Inc.	13,850	1,028,085
Hanover Insurance Group, Inc. (The)	4,418	447,676
Hartford Financial Services Group, Inc. (The)	45,586	1,757,340
Kemper Corp.	8,396	608,878
Kinsale Capital Group, Inc.	2,495	387,249

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	22,048	$ 811,146
Marsh & McLennan Cos., Inc.	57,600	6,184,512
MetLife, Inc.	91,784	3,351,952
Primerica, Inc.	5,736	668,817
Principal Financial Group, Inc.	35,277	1,465,406
Progressive Corp. (The)	69,451	5,563,720
Prudential Financial, Inc.	46,417	2,826,795
Reinsurance Group of America, Inc.	8,040	630,658
RenaissanceRe Holdings, Ltd.	4,888	835,995
RLI Corp.	4,743	389,400
Selective Insurance Group, Inc.	6,278	331,102
Travelers Cos., Inc. (The)	30,500	3,478,525
Unum Group	20,603	341,804
White Mountains Insurance Group, Ltd.	372	330,325
Willis Towers Watson PLC	14,047	2,766,557
		$52,027,753
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A(1)	55,909	$79,281,758
ANGI Homeservices, Inc., Class A(1)(2)	7,243	88,002
CarGurus, Inc.(1)	6,939	175,904
IAC/InterActiveCorp.(1)	7,551	2,441,993
Match Group, Inc.(1)(2)	4,956	530,540
Twitter, Inc.(1)	78,868	2,349,478
		$84,867,675
Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)	39,778	$109,740,342
Booking Holdings, Inc.(1)	4,303	6,851,839
Chewy, Inc., Class A(1)(2)	5,974	266,978
eBay, Inc.	74,046	3,883,713
Etsy, Inc.(1)	12,356	1,312,578
Expedia Group, Inc.	13,839	1,137,566
GrubHub, Inc.(1)	8,615	605,634
Qurate Retail, Inc., Series A(1)	38,923	369,768
Stamps.com, Inc.(1)	1,726	317,049
Wayfair, Inc., Class A(1)(2)	5,877	1,161,354
		$125,646,821
IT Services — 6.4%
Accenture PLC, Class A	66,993	$14,384,737
Akamai Technologies, Inc.(1)	17,573	1,881,893
Amdocs, Ltd.	13,993	851,894
Automatic Data Processing, Inc.	45,827	6,823,182
Black Knight, Inc.(1)	14,036	1,018,452
Booz Allen Hamilton Holding Corp., Class A	16,080	1,250,863
Security	Shares	Value
IT Services (continued)
Broadridge Financial Solutions, Inc.	11,421	$ 1,441,216
Cognizant Technology Solutions Corp., Class A	57,677	3,277,207
DXC Technology Co.	25,378	418,737
EPAM Systems, Inc.(1)	5,359	1,350,522
Fidelity National Information Services, Inc.	66,068	8,859,058
Fiserv, Inc.(1)	57,776	5,640,093
Gartner, Inc.(1)	8,936	1,084,205
Genpact, Ltd.	18,763	685,225
GoDaddy, Inc., Class A(1)	17,119	1,255,336
International Business Machines Corp.	93,795	11,327,622
Jack Henry & Associates, Inc.	8,405	1,546,772
LiveRamp Holdings, Inc.(1)	5,401	229,381
ManTech International Corp. / VA, Class A	2,833	194,032
MasterCard, Inc., Class A	92,302	27,293,701
MAXIMUS, Inc.	5,957	419,671
MongoDB, Inc.(1)(2)	5,819	1,317,072
Okta, Inc.(1)	11,858	2,374,327
Paychex, Inc.	33,869	2,565,577
PayPal Holdings, Inc.(1)	123,935	21,593,195
Perspecta, Inc.	11,812	274,393
Science Applications International Corp.	5,196	403,625
Square, Inc., Class A(1)	39,366	4,131,068
Switch, Inc., Class A	16,333	291,054
Twilio, Inc., Class A(1)	13,190	2,894,150
VeriSign, Inc.(1)	10,617	2,195,914
Visa, Inc., Class A	171,855	33,197,230
WEX, Inc.(1)	4,249	701,128
		$163,172,532
Leisure Products — 0.1%
Brunswick Corp.	13,999	$896,076
Hasbro, Inc.	11,800	884,410
Mattel, Inc.(1)	27,805	268,874
Peloton Interactive, Inc., Class A(1)	19,065	1,101,385
YETI Holdings, Inc.(1)	7,600	324,748
		$3,475,493
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(1)	5,698	$508,888
Adaptive Biotechnologies Corp.(1)	8,561	414,181
Agilent Technologies, Inc.	38,889	3,436,621
Avantor, Inc.(1)	34,602	588,234
Bio-Rad Laboratories, Inc., Class A(1)	2,709	1,223,086
Bio-Techne Corp.	5,320	1,404,852
Bruker Corp.	11,873	482,994
Charles River Laboratories International, Inc.(1)	5,892	1,027,270

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(1)	18,846	$ 6,979,616
IQVIA Holdings, Inc.(1)	23,953	3,398,452
Medpace Holdings, Inc.(1)	3,386	314,966
Mettler-Toledo International, Inc.(1)	2,940	2,368,317
NeoGenomics, Inc.(1)	13,463	417,084
PerkinElmer, Inc.	15,391	1,509,703
PRA Health Sciences, Inc.(1)	8,271	804,686
Repligen Corp.(1)	6,267	774,664
Syneos Health, Inc.(1)	9,820	572,015
Thermo Fisher Scientific, Inc.	45,974	16,658,219
Waters Corp.(1)	7,588	1,368,875
		$44,252,723
Machinery — 2.9%
AGCO Corp.	11,069	$613,887
Allison Transmission Holdings, Inc.	18,306	673,295
Caterpillar, Inc.	79,236	10,023,354
CNH Industrial NV(1)	146,122	1,027,238
Colfax Corp.(1)	13,893	387,615
Crane Co.	9,033	537,102
Cummins, Inc.	22,933	3,973,372
Deere & Co.	49,035	7,705,850
Donaldson Co., Inc.	18,500	860,620
Dover Corp.	22,652	2,187,277
Flowserve Corp.	20,010	570,685
Fortive Corp.	50,631	3,425,693
Gates Industrial Corp. PLC(1)	14,308	147,086
Graco, Inc.	24,722	1,186,409
IDEX Corp.	11,448	1,809,242
Illinois Tool Works, Inc.	50,763	8,875,911
Ingersoll Rand, Inc.(1)	56,783	1,596,738
ITT, Inc.	14,928	876,871
Lincoln Electric Holdings, Inc.	9,624	810,726
Middleby Corp.(1)	9,329	736,431
Nordson Corp.	7,943	1,506,866
Oshkosh Corp.	9,760	699,011
Otis Worldwide Corp.	68,594	3,900,255
PACCAR, Inc.	53,748	4,023,038
Parker-Hannifin Corp.	20,222	3,706,086
Pentair PLC	24,465	929,425
Proto Labs, Inc.(1)	3,982	447,855
RBC Bearings, Inc.(1)	4,101	549,698
Rexnord Corp.	18,974	553,092
Snap-on, Inc.	5,065	701,553
Stanley Black & Decker, Inc.	24,715	3,444,777
Timken Co. (The)	10,539	479,419
Toro Co. (The)	17,702	1,174,351
Security	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	4,503	$ 364,743
Westinghouse Air Brake Technologies Corp.	28,447	1,637,694
Woodward, Inc.	8,358	648,163
Xylem, Inc.	28,290	1,837,718
		$ 74,629,146
Media — 1.5%
Altice USA, Inc., Class A(1)	32,985	$ 743,482
Cable One, Inc.	449	796,908
Charter Communications, Inc., Class A(1)	16,266	8,296,311
Comcast Corp., Class A	479,067	18,674,032
Discovery, Inc., Class A(1)(2)	52,308	1,103,699
DISH Network Corp., Class A(1)	28,791	993,577
Interpublic Group of Cos., Inc. (The)	39,028	669,720
Liberty Broadband Corp., Class C(1)	18,127	2,247,023
New York Times Co. (The), Class A(2)	15,762	662,477
Nexstar Media Group, Inc., Class A	5,009	419,203
Omnicom Group, Inc.	21,978	1,199,999
Sirius XM Holdings, Inc.	149,868	879,725
ViacomCBS, Inc., Class B	58,157	1,356,221
		$38,042,377
Metals & Mining — 0.3%
Nucor Corp.	84,638	$3,504,860
Reliance Steel & Aluminum Co.	16,510	1,567,294
Steel Dynamics, Inc.	51,697	1,348,775
		$6,420,929
Multiline Retail — 0.4%
Dollar General Corp.	24,448	$4,657,588
Kohl's Corp.	13,802	286,667
Ollie's Bargain Outlet Holdings, Inc.(1)	4,038	394,311
Target Corp.	48,004	5,757,120
		$11,095,686
Multi-Utilities — 0.8%
Ameren Corp.	51,564	$3,628,043
CenterPoint Energy, Inc.	101,734	1,899,374
CMS Energy Corp.	59,841	3,495,911
Consolidated Edison, Inc.	70,058	5,039,272
Sempra Energy	55,439	6,499,114
		$20,561,714
Personal Products — 0.2%
Coty, Inc., Class A	22,406	$100,155

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products (continued)
Estee Lauder Cos., Inc. (The), Class A	21,786	$ 4,110,582
		$ 4,210,737
Pharmaceuticals — 3.5%
Axsome Therapeutics, Inc.(1)(2)	3,705	$ 304,847
Bristol-Myers Squibb Co.	264,940	15,578,472
Catalent, Inc.(1)	18,883	1,384,124
Elanco Animal Health, Inc.(1)	51,087	1,095,816
Eli Lilly & Co.	99,904	16,402,239
Horizon Therapeutics PLC(1)	24,262	1,348,482
Jazz Pharmaceuticals PLC(1)	7,177	791,910
Merck & Co., Inc.	273,145	21,122,303
MyoKardia, Inc.(1)	6,416	619,914
Nektar Therapeutics(1)	22,289	516,213
Perrigo Co. PLC	17,537	969,270
Pfizer, Inc.	595,630	19,477,101
Reata Pharmaceuticals, Inc., Class A(1)	3,423	534,056
Zoetis, Inc.	61,092	8,372,048
		$88,516,795
Professional Services — 0.6%
ASGN, Inc.(1)	5,496	$366,473
CoreLogic, Inc.	8,647	581,251
CoStar Group, Inc.(1)	4,271	3,035,272
Exponent, Inc.	5,782	467,937
FTI Consulting, Inc.(1)	3,738	428,188
IHS Markit, Ltd.	43,406	3,277,153
ManpowerGroup, Inc.	5,287	363,481
Nielsen Holdings PLC	34,224	508,569
Robert Half International, Inc.	11,371	600,730
TransUnion	21,001	1,827,927
TriNet Group, Inc.(1)	6,210	378,438
Verisk Analytics, Inc.	17,711	3,014,412
		$14,849,831
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	68,210	$3,084,456
Howard Hughes Corp. (The)(1)	8,389	435,809
Jones Lang LaSalle, Inc.	10,724	1,109,505
Redfin Corp.(1)	18,344	768,797
		$5,398,567
Road & Rail — 1.0%
AMERCO	974	$294,333
J.B. Hunt Transport Services, Inc.	10,348	1,245,278
Kansas City Southern	10,928	1,631,441
Security	Shares	Value
Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc.	14,062	$ 586,526
Landstar System, Inc.	4,999	561,438
Norfolk Southern Corp.	29,557	5,189,322
Old Dominion Freight Line, Inc.	12,562	2,130,390
Saia, Inc.(1)	3,021	335,875
Schneider National, Inc., Class B	3,803	93,820
Union Pacific Corp.	79,168	13,384,934
Werner Enterprises, Inc.	5,253	228,663
		$25,682,020
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.(1)	118,929	$6,256,855
Analog Devices, Inc.	38,889	4,769,347
Applied Materials, Inc.	96,140	5,811,663
Broadcom, Inc.	41,476	13,090,240
Brooks Automation, Inc.	7,583	335,472
Cabot Microelectronics Corp.	3,217	448,900
Cirrus Logic, Inc.(1)	6,111	377,538
Cree, Inc.(1)	13,043	772,015
Enphase Energy, Inc.(1)	7,680	365,338
Entegris, Inc.	13,439	793,573
First Solar, Inc.(1)	6,205	307,148
Inphi Corp.(1)	4,992	586,560
Intel Corp.	443,380	26,527,425
KLA Corp.	16,381	3,185,777
Lam Research Corp.	15,020	4,858,369
Lattice Semiconductor Corp.(1)	14,074	399,561
Marvell Technology Group, Ltd.	67,525	2,367,426
Maxim Integrated Products, Inc.	29,835	1,808,299
Microchip Technology, Inc.	25,498	2,685,194
Micron Technology, Inc.(1)	119,274	6,144,996
MKS Instruments, Inc.	9,340	1,057,662
Monolithic Power Systems, Inc.	4,699	1,113,663
NVIDIA Corp.	62,223	23,639,140
ON Semiconductor Corp.(1)	47,344	938,358
Power Integrations, Inc.	3,031	358,052
Qorvo, Inc.(1)	11,615	1,283,806
Semtech Corp.(1)	6,769	353,477
Silicon Laboratories, Inc.(1)	4,605	461,743
Skyworks Solutions, Inc.	17,010	2,174,899
SolarEdge Technologies, Inc.(1)	4,572	634,502
Teradyne, Inc.	26,100	2,205,711
Texas Instruments, Inc.	96,576	12,262,255
Universal Display Corp.	4,538	678,976
Xilinx, Inc.	24,876	2,447,550
		$131,501,490

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software — 11.0%
ACI Worldwide, Inc.(1)	9,740	$ 262,883
Adobe, Inc.(1)	50,618	22,034,522
Altair Engineering, Inc., Class A(1)	4,845	192,589
Alteryx, Inc., Class A(1)(2)	5,174	849,985
Anaplan, Inc.(1)	7,774	352,240
ANSYS, Inc.(1)	8,922	2,602,815
Appfolio, Inc., Class A(1)(2)	1,712	278,560
Appian Corp.(1)(2)	3,636	186,345
Aspen Technology, Inc.(1)	6,886	713,458
Autodesk, Inc.(1)	23,125	5,531,269
Avalara, Inc.(1)	7,349	978,078
Blackbaud, Inc.	4,162	237,567
Blackline, Inc.(1)	3,485	288,941
Box, Inc., Class A(1)	15,650	324,894
Cadence Design Systems, Inc.(1)	30,176	2,895,689
CDK Global, Inc.	12,284	508,803
Ceridian HCM Holding, Inc.(1)	8,787	696,545
Citrix Systems, Inc.	12,864	1,902,714
Cloudera, Inc.(1)	25,831	328,570
Coupa Software, Inc.(1)(2)	7,047	1,952,301
CrowdStrike Holdings, Inc., Class A(1)	2,180	218,632
DocuSign, Inc.(1)	17,387	2,994,215
Dropbox, Inc., Class A(1)	22,618	492,394
Dynatrace, Inc.(1)	14,843	602,626
Elastic NV(1)	5,902	544,223
Envestnet, Inc.(1)	5,683	417,928
Everbridge, Inc.(1)	3,590	496,712
Fair Isaac Corp.(1)	3,291	1,375,770
FireEye, Inc.(1)	16,363	199,220
Five9, Inc.(1)(2)	6,126	677,964
Fortinet, Inc.(1)	13,713	1,882,383
Guidewire Software, Inc.(1)	9,360	1,037,556
HubSpot, Inc.(1)	4,709	1,056,464
Intuit, Inc.	26,471	7,840,445
j2 Global, Inc.(1)	4,847	306,379
LogMeIn, Inc.	4,385	371,716
Manhattan Associates, Inc.(1)	6,744	635,285
Medallia, Inc.(1)	7,506	189,451
Microsoft Corp.	695,223	141,484,833
New Relic, Inc.(1)	5,313	366,066
NortonLifeLock, Inc.	65,636	1,301,562
Nuance Communications, Inc.(1)	29,869	755,835
Nutanix, Inc., Class A(1)	16,036	380,133
Oracle Corp.	211,635	11,697,066
Palo Alto Networks, Inc.(1)	10,310	2,367,898
Paycom Software, Inc.(1)	5,024	1,556,083
Security	Shares	Value
Software (continued)
Paylocity Holding Corp.(1)	3,302	$ 481,729
Pegasystems, Inc.	3,895	394,057
Pluralsight, Inc., Class A(1)	7,011	126,549
Proofpoint, Inc.(1)	5,718	635,384
PTC, Inc.(1)	12,017	934,802
Q2 Holdings, Inc.(1)	4,967	426,119
Qualys, Inc.(1)	3,461	360,013
RealPage, Inc.(1)	9,554	621,106
RingCentral, Inc., Class A(1)(2)	8,034	2,289,770
salesforce.com, Inc.(1)	92,214	17,274,449
ServiceNow, Inc.(1)	19,965	8,087,023
Smartsheet, Inc., Class A(1)	10,481	533,693
SolarWinds Corp.(1)(2)	9,749	172,265
Splunk, Inc.(1)	16,607	3,299,811
SS&C Technologies Holdings, Inc.	22,539	1,273,003
SVMK, Inc.(1)	9,077	213,673
Synopsys, Inc.(1)	15,716	3,064,620
Tenable Holdings, Inc.(1)	6,271	186,938
Trade Desk, Inc. (The), Class A(1)(2)	4,028	1,637,382
Tyler Technologies, Inc.(1)	4,285	1,486,381
Verint Systems, Inc.(1)	7,164	323,670
VMware, Inc., Class A(1)(2)	7,795	1,207,134
Workday, Inc., Class A(1)	18,790	3,520,494
Zendesk, Inc.(1)	11,256	996,494
Zoom Video Communications, Inc., Class A(1)	16,848	4,271,642
Zscaler, Inc.(1)	8,368	916,296
		$279,102,104
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	6,370	$907,406
AutoNation, Inc.(1)	4,233	159,076
AutoZone, Inc.(1)	2,356	2,657,851
Best Buy Co., Inc.	21,438	1,870,894
Burlington Stores, Inc.(1)	6,173	1,215,649
CarMax, Inc.(1)	16,761	1,500,948
Dick's Sporting Goods, Inc.	7,829	323,025
Five Below, Inc.(1)	4,724	505,043
Floor & Decor Holdings, Inc., Class A(1)	8,753	504,610
Foot Locker, Inc.	9,575	279,207
Gap, Inc. (The)	16,734	211,183
Home Depot, Inc. (The)	105,703	26,479,659
L Brands, Inc.	27,881	417,379
Lithia Motors, Inc., Class A	2,125	321,576
Lowe's Cos., Inc.	73,514	9,933,212
O'Reilly Automotive, Inc.(1)	7,379	3,111,503
Penske Automotive Group, Inc.	4,680	181,163
RH(1)	1,692	421,139

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Ross Stores, Inc.	34,325	$ 2,925,863
Tiffany & Co.	12,459	1,519,250
TJX Cos., Inc. (The)	115,288	5,828,961
Tractor Supply Co.	10,995	1,449,031
Ulta Beauty, Inc.(1)	5,684	1,156,239
Williams-Sonoma, Inc.(2)	7,909	648,617
		$ 64,528,484
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	402,815	$146,946,912
Dell Technologies, Inc., Class C(1)	27,732	1,523,596
Hewlett Packard Enterprise Co.	143,591	1,397,140
HP, Inc.	154,375	2,690,756
NetApp, Inc.	23,361	1,036,528
Pure Storage, Inc., Class A(1)	19,123	331,402
Seagate Technology PLC	26,348	1,275,507
Western Digital Corp.	29,902	1,320,173
Xerox Holdings Corp.	19,442	297,268
		$156,819,282
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc.	4,605	$371,624
Columbia Sportswear Co.	2,163	174,295
Deckers Outdoor Corp.(1)	2,792	548,321
Hanesbrands, Inc.(2)	29,803	336,476
Levi Strauss & Co., Class A	7,415	99,361
lululemon Athletica, Inc.(1)	11,542	3,601,219
NIKE, Inc., Class B	96,678	9,479,278
PVH Corp.	5,664	272,155
Ralph Lauren Corp., Class A	4,242	307,630
Skechers USA, Inc., Class A(1)	10,572	331,749
Tapestry, Inc.	30,789	408,878
Under Armour, Inc., Class A(1)	30,460	296,680
VF Corp.	35,060	2,136,556
		$18,364,222
Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	10,766	$390,483
MGIC Investment Corp.	43,154	353,431
New York Community Bancorp, Inc.	60,991	622,108
Radian Group, Inc.	25,363	393,380
TFS Financial Corp.	9,601	137,391
		$1,896,793
Trading Companies & Distributors — 0.3%
Air Lease Corp.	16,387	$479,975
Security	Shares	Value
Trading Companies & Distributors (continued)
Fastenal Co.	56,568	$ 2,423,373
HD Supply Holdings, Inc.(1)	23,652	819,542
MSC Industrial Direct Co., Inc., Class A	7,733	563,040
SiteOne Landscape Supply, Inc.(1)	4,030	459,299
United Rentals, Inc.(1)	11,342	1,690,412
W.W. Grainger, Inc.	4,563	1,433,512
		$ 7,869,153
Water Utilities — 0.3%
American States Water Co.	7,646	$601,205
American Water Works Co., Inc.	37,918	4,878,530
Essential Utilities, Inc.	43,695	1,845,677
		$7,325,412
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	40,340	$4,201,411
United States Cellular Corp.(1)	3,730	115,145
		$4,316,556
Total Common Stocks (identified cost $1,873,393,067)		$2,531,927,940

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Trading Companies & Distributors — 0.0%(3)
WESCO International, Inc., Series A, 10.625%	1,871	$ 49,619
Total Preferred Stocks (identified cost $46,775)		$ 49,619

Rights — 0.0%(3)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(3)
T-Mobile US, Inc., Exp. 7/27/20	40,340	$ 6,777
Total Rights (identified cost $14,926)		$ 6,777

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.6%
Other — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	11,812,806	$ 11,812,806
Total Other (identified cost $11,812,806)		$ 11,812,806
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(5)	1,742,270	$ 1,742,270
Total Securities Lending Collateral (identified cost $1,742,270)		$ 1,742,270
Total Short-Term Investments (identified cost $13,555,076)		$ 13,555,076
Total Investments — 100.4% (identified cost $1,887,009,844)		$2,545,539,412
Other Assets, Less Liabilities — (0.4)%		$ (9,009,290)
Net Assets — 100.0%		$2,536,530,122

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $21,053,658 and the total market value of the collateral received by the Fund was $21,146,924, comprised of cash of $1,742,270 and U.S. government and/or agencies securities of $19,404,654.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $11,812,806, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$71,653,422	$(59,840,616)	$ —	$ —	$11,812,806	$1,034	11,812,806
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,531,927,940(1)	$ —	$ —	$2,531,927,940
Preferred Stocks	49,619	—	—	49,619

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Rights	$6,777	$ —	$ —	$6,777
Short-Term Investments:
Other	—	11,812,806	—	11,812,806
Securities Lending Collateral	1,742,270	—	—	1,742,270
Total Investments	$2,533,726,606	$11,812,806	$ —	$2,545,539,412

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.